Temporary Equity (Detail) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	9 Months Ended
	Apr. 17, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) Vote $ / shares	Jun. 28, 2019 $ / shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 518,000	$ 518,000	$ 611,962
Net income (loss)		(2,941)	5,318
Distributions		(441)	(9,497)
Adjustment of temporary equity to redemption amount		97,344	(3,797)
Ending balance		$ 611,962	$ 603,986	$ 603,986
Class B Common Stock
Temporary Equity [Line Items]
Number of votes per share | Vote				1
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity (in shares) | shares	28,777,802
Share price (in dollars per share) | $ / shares	$ 18.00
Temporary equity, share price (in dollars per share) | $ / shares			$ 20.99	$ 20.99	$ 21.27
Existing Owners of Brigham Minerals
Temporary Equity [Line Items]
Sale of stock, ownership percentage	10.50%
Existing Owners of Brigham Minerals | Class B Common Stock
Temporary Equity [Line Items]
Sale of stock, ownership percentage	56.70%